LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Equity investments without readily determinable fair value	169,171	156,859	22,742
Long-term time deposits	50,000	—	—
Total Long-term Investments	219,171	156,859	22,742

Schedule of total carrying value of equity investments without readily determinable fair value

The total carrying value of equity investments without readily determinable fair value as of December 31, 2021 and 2022 were as follows:

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Initial cost basis	57,241	57,241	8,299
Cumulative unrealized gains	116,930	116,930	16,953
Cumulative unrealized losses (including impairment)	(5,000)	(17,312)	(2,510)
Total carrying value	169,171	156,859	22,742

During the years ended December 31, 2021, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer and the aggregate carrying amount of these investments was RMB86,977 as of December 31, 2021. There is no orderly transactions for an identical or similar investment of the same issuer identified during the year ended December 31, 2022.

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Gross unrealized gains	18,687	58,643	—	—
Gross unrealized losses (including impairment) (1)	—	(5,000)	(12,312)	(1,785)
Net unrealized gains (loss) on equity securities held	18,687	53,643	(12,312)	(1,785)
Net realized gains on equity securities sold	5,658	247,145	—	—
Total net gains (loss) recognized	24,345	300,788	(12,312)	(1,785)
(1)	Nil gross unrealized losses (downward adjustments excluding impairment) were recognized for the years ended December 31, 2020, 2021 and 2022. In 2021 and 2022, the Company believed that there was a decline in value that was other-than-temporary and recorded impairment of RMB5,000 and RMB12,312 (US$1,785) in “Other expense” in the consolidated statements of comprehensive (loss) income, respectively. Impairment losses of nil, RMB5,000 and RMB12,312 (US$1,785) were recognized for the years ended December 31, 2020, 2021 and 2022, respectively.